Accrued Expenses and Other (Tables)	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses and other consisted of the following (in thousands):

	July 14, 2014	December 30, 2013
Accrued payroll and payroll taxes	$3,003	$2,417
Accrued capital purchases	1,271	1,185
Sales tax payable	1,653	805
Gift certificate payable	365	600
Other accrued expenses	2,137	1,415
Total Accrued expenses and other	$8,429	$6,422

Accrued expenses consisted of the following:

	2013	2012
Accrued payroll and payroll taxes	$2,416,680	$1,352,365
Accrued capital purchases	1,185,181	620,862
Sales tax payable	805,177	552,147
Gift certificate payable	600,059	598,131
Other accrued expenses	1,415,641	619,405
Total accrued expenses and other	$6,422,738	$3,742,910